Annual Total Returns [BarChart] - First Trust Developed Markets ex-US Small Cap AlphaDEX Fund - First Trust Developed Markets ex-US Small Cap AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2013	22.56%
2014	(10.36%)
2015	5.65%
2016	2.96%
2017	36.23%
2018	(24.03%)
2019	19.13%
2020	12.18%